FRESNILLO OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
Fresnillo obligation
Borrowings
Schedule of long-tem debt

Total
At January 1, 2021	$—
Initial recognition	37,800
Accretion during the period, capitalized (note 9(c))	1,654
Cash interest paid	(1,654)
At December 31, 2021	$37,800

Current	15,000
Non-current	22,800
$37,800